Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 6,911,592	$ 1,301,124
Restricted cash	15,233,933
Short-term investments	8,610,796
Accounts receivable, net	3,727,017
Loan receivable due from factoring customers		64,702,803
Loan receivable due from third parties	5,952,223	2,254,784
Due from related parties	2,906
Other current assets	2,305,642	813,409
Assets of discontinued operations		26,500,293
Total Current Assets	42,744,109	95,572,413
Pledged deposits	5,597,017
Property and equipment, net	852,525	27,980
Intangible assets, net	4,876,228	44,044
Right of use assets	400,720
Other noncurrent assets	918,683
Assets of discontinued operations, noncurrent		24,093
Total Assets	55,389,282	95,668,530
Current Liabilities
Secured loan payable for factoring business		64,702,803
Customer pledged deposits	7,176
Unearned income	114,615
Reserve for financial guarantee losses	453,489
Dividends payable	480,000	480,000
Income tax payable	1,122,155
Due to related parties	280,714
Warrant liabilities	19,938	550,800
Operating lease liabilities, current portion	106,136
Accrued expenses and other liabilities	710,865	298,116
Current liabilities of discontinued operations		55,984,465
Total Current Liabilities	3,295,088	122,016,184
Operating lease liabilities, noncurrent portion	265,797
Deferred tax liabilities	1,735,576
Total Liabilities	5,296,461	122,016,184
Commitments and Contingencies
Class A convertible preferred shares, no par value, unlimited shares authorized; 715,000 shares issued and outstanding as of December 31, 2019 and 2018, respectively		9,652,527
Shareholders’ Equity (Deficit)
Ordinary Share (no par value, unlimited shares authorized; 25,287,851 and 25,288,003 shares issued and outstanding as of December 31, 2019 and 2018, respectively)
Additional paid-in capital	3,312,189	98,036,152
Statutory reserve	658,662	6,621,063
Accumulated deficit	(12,407,304)	(136,620,068)
Accumulated other comprehensive loss	(7,906)	(4,037,404)
Total Roan Holdings Group Co., Ltd.’s Shareholders’ Equity (Deficit)	32,982,300	(36,000,257)
Noncontrolling interests	17,110,521	76
Total Equity (Deficit)	50,092,821	(36,000,181)
Total Liabilities and Equity	55,389,282	95,668,530
Class A Convertible Preferred Shares
Shareholders’ Equity (Deficit)
Convertible preferred shares	10,338,927
Class B Convertible Preferred Shares
Shareholders’ Equity (Deficit)
Convertible preferred shares	$ 31,087,732